Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Preferred stock, par value	$ 0.000001	$ 0.000001
Preferred stock, shares authorized	20,000,000	20,000,000
Preferred stock, shares issued	872,766
Preferred stock, shares outstanding	872,766
Common stock, par value	$ 0.0001	$ .0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	10,360,480	10,261,419
Common stock, shares outstanding	10,360,480	10,261,419
Series B Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.000001	$ 0.000001
Preferred stock, shares authorized	18,000,000	18,000,000
Preferred stock, shares issued	872,766	872,766
Preferred stock, shares outstanding	872,766	872,766